Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventory
Inventory consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
Raw material	$6,850	$4,225
Work-in-process	1,452	—
Finished goods	14,500	9,475

Total inventory	22,802	13,700
Inventory reserve	(8,588)	(7,843)

Total inventory, net of reserve	$14,214	$5,857